(2) Accounts Receivable	12 Months Ended
Dec. 31, 2012
Notes
(2) Accounts Receivable

(2)           Accounts Receivable

A summary of accounts receivable follows:

	As of December 31,
	2012	2011
Trade receivables	$ 6,848,090	$ 1,849,131
Unapplied advances and unbilled revenue	(2,154,430)	183,607
Allowance for doubtful accounts	-	-
	$ 4,693,660	$ 2,032,738